Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

January 29, 2025
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Re:	Grayscale Funds Trust
Post-Effective Amendment No. 9
1933 Act Registration No. 333-271770
1940 Act Registration No. 811-23876
Rule 497(j) filing

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Grayscale Funds Trust (the “Trust”) certifies that:

a.
the form of the Trust’s Prospectus for the Grayscale Bitcoin Miners ETF for the Grayscale Bitcoin Miners ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 9 to the Trust’s registration statement on Form N-1A; and

b.
the text of Post-Effective Amendment No. 9 to the Trust’s registration statement was filed with the Commission via EDGAR on January 27, 2025 (Accession No. 0001999371-25-000683) with an effective date of January 27, 2025.

Please direct any comments to the undersigned at the above-referenced telephone number, or, in my absence, Shawn Hendricks at (215) 564-8778.
Very truly yours,

/s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.

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